UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):     [   ] is a restatement.
                                            [   ] adds new holding
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    8040 Excelsior Drive   Suite 401
            Madison, WI  53717

Form 13F File No:        28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            Managing Director/CCO
Phone:            608-831-8814

/s/ Robyn K. Rannow     Madison, WI     August 3, 2010
--------------------   -------------   ----------------
     (Signature)        (City/State)       (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           38

Form 13F Information Table Value Total:   $   93,089
                                       (in thousands)

List of Other Included Managers:  None

                           FORM 13F INFORMATION TABLE

                         Nakoma Capital Management, LLC
                                 June 30, 2010

                                                                                                               Voting Authority
                                                                                                               -----------------

                                                                  Value   Shares or Sh/ Put/ Investment Other
            Name of Issuer             Title of Class  CUSIP     (x$1000)  Prn Amt  Prn Call Discretion Mgrs    Sole    Shrd None
---------------------------------      --------------  --------- -------- --------  --- ---- ---------- ----- --------- ---- ----
Affiliated Managers Group Inc.          COM            008252108      456     7,500 SH  N/A     Sole    N/A       7,500 N/A  N/A
Albemarle Corp.                         COM            012653101    4,916   123,800 SH  N/A     Sole    N/A     123,800 N/A  N/A
AllianceBernstein Holding L.P.          UNIT LTD PARTN 01881G106      258    10,000 SH  N/A     Sole    N/A      10,000 N/A  N/A
Apple Inc.                              COM            037833100    3,697    14,700 SH  N/A     Sole    N/A      14,700 N/A  N/A
Capital One Financial Corp.             COM            14040H105    3,151    78,200 SH  N/A     Sole    N/A      78,200 N/A  N/A
Celanese Corp. Del                      COM SER A      150870103    2,125    85,300 SH  N/A     Sole    N/A      85,300 N/A  N/A
Children's Place Retail Stores Inc.     COM            168905107    4,111    93,400 SH  N/A     Sole    N/A      93,400 N/A  N/A
Cisco Systems Inc.                      COM            17275R102      388    18,200 SH  N/A     Sole    N/A      18,200 N/A  N/A
Continental Airlines Inc.               CL B           210795308    1,582    71,900 SH  N/A     Sole    N/A      71,900 N/A  N/A
Corning Inc.                            COM            219350105    3,372   208,800 SH  N/A     Sole    N/A     208,800 N/A  N/A
Costco Wholesale Corp.                  COM            22160K105      444     8,100 SH  N/A     Sole    N/A       8,100 N/A  N/A
CVS Caremark Corporation                COM            126650100    4,155   141,720 SH  N/A     Sole    N/A     141,720 N/A  N/A
Disney Walt Co.                         COM DISNEY     254687106      337    10,700 SH  N/A     Sole    N/A      10,700 N/A  N/A
Domtar Corp.                            COM NEW        257559203    2,630    53,500 SH  N/A     Sole    N/A      53,500 N/A  N/A
F5 Networks Inc.                        COM            315616102    3,476    50,700 SH  N/A     Sole    N/A      50,700 N/A  N/A
Harris Corp.                            COM            413875105    3,969    95,300 SH  N/A     Sole    N/A      95,300 N/A  N/A
International Business Machs Corp.      COM            459200101      358     2,900 SH  N/A     Sole    N/A       2,900 N/A  N/A
Johnson & Johnson                       COM            478160104      195     3,300 SH  N/A     Sole    N/A       3,300 N/A  N/A
Kinder Morgan Energy Partners           UT LTD PARTNER 494550106      195     3,000 SH  N/A     Sole    N/A       3,000 N/A  N/A
Kohl's Corp.                            COM            500255104    4,275    90,000 SH  N/A     Sole    N/A      90,000 N/A  N/A
Magellan Health Services Inc.           COM NEW        559079207    1,449    39,900 SH  N/A     Sole    N/A      39,900 N/A  N/A
McDonald's Corp.                        COM            580135101      231     3,500 SH  N/A     Sole    N/A       3,500 N/A  N/A
Microsoft Corp.                         COM            594918104    5,060   219,900 SH  N/A     Sole    N/A     219,900 N/A  N/A
Newmont Mining Corp.                    COM            651639106    2,747    44,500 SH  N/A     Sole    N/A      44,500 N/A  N/A
Oracle Corp.                            COM            68389X105      249    11,600 SH  N/A     Sole    N/A      11,600 N/A  N/A
O'Reilly Automotive Inc.                COM            686091109    5,674   119,300 SH  N/A     Sole    N/A     119,300 N/A  N/A
Qwest Communications International Inc. COM            749121109    5,409 1,030,200 SH  N/A     Sole    N/A   1,030,200 N/A  N/A
RadioShack Corp.                        COM            750438103    4,838   248,000 SH  N/A     Sole    N/A     248,000 N/A  N/A
Schlumberger Ltd.                       COM            806857108      293     5,300 SH  N/A     Sole    N/A       5,300 N/A  N/A
Southwest Airlines Co.                  COM            844741108      200    18,000 SH  N/A     Sole    N/A      18,000 N/A  N/A
Sovran Self Storage Inc.                COM            84610H108      155     4,500 SH  N/A     Sole    N/A       4,500 N/A  N/A
SPDR Gold Trust                         GOLD SHS       78463V107    5,269    43,300 SH  N/A     Sole    N/A      43,300 N/A  N/A
Thermo Fisher Scientific Inc.           COM            883556102    3,833    78,140 SH  N/A     Sole    N/A      78,140 N/A  N/A
Union Pacific Corp.                     COM            907818108      278     4,000 SH  N/A     Sole    N/A       4,000 N/A  N/A
United States Natural Gas Fund L.P.     UNIT           912318102    2,257   291,200 SH  N/A     Sole    N/A     291,200 N/A  N/A
Veeco Instruments Inc.                  COM            922417100    1,735    50,600 SH  N/A     Sole    N/A      50,600 N/A  N/A
Wal-Mart Stores Inc.                    COM            931142103    4,668    97,100 SH  N/A     Sole    N/A      97,100 N/A  N/A
Werner Enterprises, Inc.                COM            950755108    4,654   212,600 SH  N/A     Sole    N/A     212,600 N/A  N/A
REPORT SUMMARY                          38                         93,089